Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2023, and 2022 was as follows:

	Number of granted non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2022	103,487	$9.92	1.06 years
Granted	85,716	10.83
Vested	(71,504)	10.64
Forfeited	(2,006)	9.11
Balance as of December 31, 2022	115,693	$10.16	1.04 years
Granted	47,829	12.45
Vested	(78,144)	10.16
Balance as of December 31, 2023	85,378	$11.44	0.81 years

Schedule of Stock Option Activity
The movements in the existing share options during the years ended December 31, 2023, and 2022 were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2022,	310,856	$21.37	$—
Issuances during the year	10,000	9.24	27,200
Balance as of December 31, 2022	320,856	20.99	—
Issuance during the year	262,412	15.45	1,180,854
Forfeited during the year	(35,875)	22.35	—
Balance as of December 31, 2023	547,393	$18.25	$1,207,654